Consolidated Statement of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income
Net (loss) / income for the year	$ (5,034,417)	$ (3,382,302)	$ 10,293,118
Components of Other Comprehensive Income not to be reclassified to profit or loss
Revaluation surplus of property, plant and equipment	(838,547)	204,632	2,406,430
Income tax	293,491	(419,844)	(702,692)
Net revaluation surplus of property, plant and equipment	(545,056)	(215,212)	1,703,738
(loss) / income from equity instruments at fair value through other comprehensive income	(47,005)	7,694
Income tax	16,452	1,196
Net (loss) / income from equity instruments at fair value through other comprehensive income	(30,553)	8,890
Total Other Comprehensive Income not to be reclassified to profit or loss	(575,609)	(206,322)	1,703,738
Components of Other Comprehensive Income to be reclassified to profit or loss
Loss from financial instruments at fair value through other comprehensive income	(1,015,616)	234,336	959,101
Income tax	368,996	(133,462)	(299,791)
Net loss from financial instruments at fair value through other comprehensive income	(646,620)	100,874	659,310
Foreign currency translation adjustment	61,052	789
Foreign currency translation adjustment for the fiscal year	61,052	789
Other Comprehensive Loss to be reclassified to profit or loss	(585,568)	101,663	659,310
Other Comprehensive (loss) / income	(1,161,177)	(104,659)	2,363,048
Other comprehensive (loss) / income attributable to parent company	(1,159,949)	(104,525)	2,360,761
Other comprehensive (loss) / income attributable to non-controlling interest	(1,228)	(134)	2,287
Comprehensive (loss) / income	(6,195,594)	(3,486,961)	12,656,166
Comprehensive (loss) / income for the year attributable to owners of the parent company	(6,188,904)	(3,483,288)	12,651,256
Comprehensive (loss) / income for the year attributable to non-controlling interest	$ (6,690)	$ (3,673)	$ 4,910